Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

November 29, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:  iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Statement of Additional Information for the iShares Breakthrough Environmental Solutions ETF, iShares Cybersecurity and Tech ETF, iShares Energy Storage & Materials ETF, iShares Exponential Technologies ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Global Equity Factor ETF, iShares Neuroscience and Healthcare ETF and iShares Self-Driving EV and Tech ETF, the Prospectuses for the iShares MSCI EAFE ETF and iShares MSCI Europe Financials ETF and the Prospectuses and Statements of Additional Information for the following Trust funds, each dated November 29, 2024, do not differ from those contained in Post-Effective Amendment No. 2,785 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 22, 2024:

iShares Core Aggressive Allocation ETF

iShares Core Conservative Allocation ETF

iShares Core Growth Allocation ETF

iShares Core Moderate Allocation ETF

iShares Core MSCI EAFE ETF

iShares Core MSCI Europe ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Pacific ETF

iShares Core MSCI Total International Stock ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI EAFE Small-Cap ETF

iShares ESG Aware Aggressive Allocation ETF

iShares ESG Aware Conservative Allocation ETF

iShares ESG Aware Growth Allocation ETF

iShares ESG Aware Moderate Allocation ETF

iShares Future AI & Tech ETF

iShares Large Cap Max Buffer Dec ETF

iShares Large Cap Max Buffer Jun ETF

iShares Large Cap Max Buffer Mar ETF

iShares Large Cap Max Buffer Sep ETF

iShares LifePath Retirement ETF

iShares LifePath Target Date 2030 ETF

iShares LifePath Target Date 2035 ETF

iShares LifePath Target Date 2040 ETF

iShares LifePath Target Date 2045 ETF

iShares LifePath Target Date 2050 ETF

iShares LifePath Target Date 2055 ETF

iShares LifePath Target Date 2060 ETF

iShares LifePath Target Date 2065 ETF

iShares Morningstar Multi-Asset Income ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI China A ETF

iShares MSCI Kokusai ETF

Yours truly,

/s/ Allison L. Pristash

Allison L. Pristash

Assistant Secretary